Accumulated Other Comprehensive Income/(loss)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Accumulated Other Comprehensive Income/(loss)
Accumulated Other Comprehensive Income/(loss)
A breakdown of the accumulated other comprehensive income/(loss) is as follows:

(in US$ millions)	Post-retirement benefit obligation	Foreign currency translation reserve	Accumulated Other Comprehensive Income
Balance at December 31, 2014	(1.5)	(4.5)	(6.0)
Other comprehensive income	0.4	(5.2)	(4.8)
Balance at December 31, 2015	(1.1)	(9.7)	(10.8)
Other comprehensive income	0.2	(2.3)	(2.1)
Reallocation of accumulated other comprehensive income	—	(0.9)	(0.9)
Balance at December 31, 2016	(0.9)	(12.9)	(13.8)
With the exception of the post-retirement benefit obligation, all other items are not subject to tax (related tax expense for the year ended December 31, 2016 and 2015 amounts to $0.0 million and $0.6 million respectively).
During the year ended December 31, 2016 $0.9 million was reallocated between owners of the Partnership and the non-controlling interests as a result of the change in ownership of VTTI Operating.